Supplement dated March 3, 2021
to the Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2020	3/1/2021
Effective immediately, the portfolio manager information for Dimensional Fund Advisors LP, under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2013
Joel Schneider	Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the heading “Portfolio Managers” for Dimensional Fund Advisors LP, in the “More Information About the Fund - Primary Service Providers” section of the Prospectus, is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Global Head of Portfolio Management, Chairman of the Investment Committee, Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2013
Joel Schneider	Deputy Head of Portfolio Management, North America, member of the Investment Committee, Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2019
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Mr. Schneider joined DFA in 2011. Mr. Schneider began his investment career in 2011 and earned a B.S. from Iowa State University, an M.S. from the University of Minnesota and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Effective immediately, all references in the SAI to Lukas Smart as a portfolio manager of the Fund are hereby removed.
Shareholders should retain this Supplement for future reference.
SUP116_05_008_(03/21)